Condensed Financial Information of Registrant (Parent Company Only) (Tables)	12 Months Ended
Feb. 03, 2018
Condensed Financial Information Disclosure [Abstract]
Parent Company Only Condensed Balance Sheets

Condensed Financial Information of Registrant (Parent Company Only)

BJ’S WHOLESALE CLUB HOLDINGS, INC.

(PARENT COMPANY ONLY)

CONDENSED BALANCE SHEETS

(Amounts in thousands, except per share amounts)

	Fiscal Year Ended January 28, 2017	Fiscal Year Ended February 3, 2018
ASSETS
Investment in subsidiaries	$(339,066)	$(1,019,419)

Contingently redeemable common stock, par value $0.01; 1,043 and 1,456 shares issued and outstanding:	8,145	10,438

STOCKHOLDERS’ DEFICIT
Common stock, par value $0.01; 305,000 shares authorized; 87,073 shares issued and outstanding	871	871
Additional paid-in capital	7,931	4,537
Accumulated deficit	(356,013)	(1,035,265)

Total contingently redeemable common stock and stockholders’ deficit	$(339,066)	$(1,019,419)

Pararent Company Only Consolidated Statements of Operations and Comprehensive Income

BJ’S WHOLESALE CLUB HOLDINGS, INC.

(PARENT COMPANY ONLY)

CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

(Amounts in thousands, except per share amounts)

	Fiscal Year Ended January 30, 2016	Fiscal Year Ended January 28, 2017	Fiscal Year Ended February 3, 2018
Equity in net income of subsidiaries	$24,104	$44,224	$50,301
Net income	24,104	44,224	50,301
Net income per share attributable to common stockholders’:
Basic	$0.27	$0.50	$0.57
Diluted	0.26	0.48	0.54
Weighted average number of common shares outstanding:
Basic	87,869	88,164	88,386
Diluted	90,241	90,736	92,264